Separation Adjustments, Transactions With Former Parent And Subsidiaries And Related Parties (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended				12 Months Ended						1 Months Ended	3 Months Ended		12 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended
	Jun. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011		Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Jan. 31, 2005 Cendant [Member]	Jun. 30, 2012 Apollo [Member] Maximum [Member]	Jun. 30, 2011 Apollo [Member] Maximum [Member]	Dec. 31, 2011 Apollo [Member] Maximum [Member]	Dec. 31, 2010 Apollo [Member] Maximum [Member]	Dec. 31, 2009 Apollo [Member] Maximum [Member]	Dec. 31, 2011 PHH Home Loans [Member]	Dec. 31, 2010 PHH Home Loans [Member]	Dec. 31, 2009 PHH Home Loans [Member]	Jun. 30, 2012 PHH Home Loans [Member]	Jun. 30, 2012 PHH and PHH Home Loans [Member]	Jun. 30, 2011 PHH and PHH Home Loans [Member]	Jun. 30, 2012 PHH and PHH Home Loans [Member]	Jun. 30, 2011 PHH and PHH Home Loans [Member]	Dec. 31, 2011 PHH and PHH Home Loans [Member]	Dec. 31, 2010 PHH and PHH Home Loans [Member]	Dec. 31, 2009 PHH and PHH Home Loans [Member]	Jul. 27, 2009 Tax Receivable Prepayment Agreement [Member]	Jun. 30, 2012 Realogy [Member]	Jun. 30, 2011 Realogy [Member]	Jun. 30, 2012 Realogy [Member]	Jun. 30, 2011 Realogy [Member]	Dec. 31, 2011 Realogy [Member]	Dec. 31, 2010 Realogy [Member]	Dec. 31, 2009 Realogy [Member]	Dec. 31, 2011 Realogy [Member] Cendant [Member]	Jun. 30, 2012 Cendant Corporate Litigation [Member] Realogy [Member] Cendant [Member]
Related Party Transactions [Line Items]
Guaranty arrangement, percentage of obligations assumed																																															62.50%	62.50%
Due to former parent	$ 76		$ 80					$ 104				$ 76				$ 80		$ 104																						$ 76		$ 76		$ 80	$ 104
Business disposition, spin-off, distribution of parent's ownership Interest to stockholders																						100.00%
Joint venture investment, ownership percentage																												49.90%			49.90%
Revenues																							1	1	2	1	1					1	2	3	3	6	6	6
Equity in earnings of unconsolidated entities	(15)				(4)							(25)		(4)		(26)		(30)		(24)												(15)	(3)	(25)	(3)	(24)	(28)	(23)		0	0	0	0	0	0	0
Cash dividends received from joint venture investment																20				0														14	12		25	8								0
Balance sheet data:
Total assets	7,362		7,350					7,569				7,362				7,350		7,569		7,581								569	449											8,434		8,434		8,325	8,217
Total liabilities	9,074		8,849					8,632				9,074				8,849		8,632										478	367											10,146		10,146		9,824	9,280
Total members' equity																												91	82
Statement of operations data:
Total revenues	1,309	[1],[2]	928	1,155	1,179	[1],[2]	831	966	1,052	1,253	819	2,184	[1],[2]	2,010	[1],[2]	4,093	[3],[4]	4,090	[3],[4]	3,932	[3],[4]							248	279	252										0	0	0	0	0	0	0
Total expenses																												199	222	206
Net income	(25)		(154)	(28)	(22)		(237)	(91)	(33)	222	(197)	(217)		(259)		(441)		(99)		(262)								49	57	46										(25)	(22)	(217)	(259)	(441)	(99)	(262)
Proceeds from related party transaction																																							51
Expenses from transactions with related party																																							$ 2

[1]	Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $70 million and $117 million for the three and six months ended June 30, 2012, respectively, and $65 million and $109 million for the three and six months ended June 30, 2011, respectively. Transactions between segments are eliminated in consolidation. Such amounts are eliminated through the Corporate and Other line.
[2]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $11 million and $18 million for the three and six months ended June 30, 2012, respectively, and $11 million and $18 million for the three and six months ended June 30, 2011, respectively. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[3]	Transactions between segments are eliminated in consolidation. Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $216 million for the year ended December 31, 2011, $216 million for the year ended December 31, 2010 and $213 million for the year ended December 31, 2009. Such amounts are eliminated through the Corporate and Other line.
[4]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $37 million for the year ended December 31, 2011, $37 million for the year ended December 31, 2010 and $34 million for the year ended December 31, 2009. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.